Significant accounting policies (Narrative) (Details)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Concentration Risk [Line Items]
Subsidiary ownership percentage	100.00%	100.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | One Supplier [Member]
Concentration Risk [Line Items]
Customer concentration risk		100.00%	0.00%